Cover	Jan. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2021
Entity File Number	001-33584
Entity Registrant Name	DHI Group, Inc.
Entity Central Index Key	0001393883
Entity Tax Identification Number	20-3179218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	212
Local Phone Number	448-6605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false